CYBER HORNET TRUST

(formerly, ONEFUND Trust)

(the “Trust”)

CYBER HORNET S&P 500®

(formerly, ONEFUND S&P 500®)

(the “Fund”)

Supplement dated July 29, 2026 to the

Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”)

Each dated July 29, 2026

Effective August 10, 2026, U.S. Bank Global Fund Services will begin serving as administrator, fund accountant, and transfer agent to the Fund. Prior to August 10, 2026, Ultimus Fund Solutions, LLC will continue as administrator, fund accountant, and transfer agent to the Fund.

Accordingly, all references to the mailing address by which you can buy or sell shares of the Fund as listed under the heading “PURCHASE AND SALE OF FUND SHARES” in the Fund’s Summary Prospectus will change as indicated below:

	Effective until August 10, 2026		Effective August 10, 2026
Mailing Address:	CYBER HORNET TRUST c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246	→	CYBER HORNET TRUST c/o U.S. Bank Global Fund Services P.O. Box 219252 Kansas City, MO 64121-9252

Similarly, all references to the mailing addresses under the sections “Instructions for Opening or Adding to an Account” and “Selling Your Shares” on pages 7 and 10 of the Prospectus will change as indicated below:

	Effective until August 10, 2026		Effective August 10, 2026
Mailing Address:	CYBER HORNET TRUST c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246	→	CYBER HORNET TRUST c/o U.S. Bank Global Fund Services P.O. Box 219252 Kansas City, MO 64121-9252

Overnight Address:	CYBER HORNET TRUST c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	→	CYBER HORNET TRUST c/o U.S. Bank Global Fund Services 801 Pennsylvania Avenue, Suite 219252 Kansas City, MO 64105-1307

Until August 10, 2026, the second paragraph under the heading “The Distributor and the Administrator” on page 5 of the Prospectus is replaced with the following:

Ultimus Fund Solutions, LLC (“UFS”), whose address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the administrator (the “Administrator”), fund accounting agent and transfer agent.

Additionally, the address to contact the Fund listed on the back cover of the Prospectus and the front cover of the SAI will change as indicated below:

Effective until August 10, 2026		Effective August 10, 2026
CYBER HORNET TRUST c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246	→	CYBER HORNET TRUST c/o U.S. Bank Global Fund Services P.O. Box 219252 Kansas City, MO 64121-9252

Also effective August 10, 2026, Foreside Fund Services, LLC will begin serving as the distributor to the Fund. Prior to August 10, 2026, Ultimus Fund Distributors, LLC will continue as distributor to the Fund’s shares.

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THIS SUPPLEMENT IS EFFECTIVE UNTIL AUGUST 10, 2026.